UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post__  San Rafael, California   July 13, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      31
Form 13F Information Table Value Total:       $163,908


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AVERY DENNISON CORPORATION     COM              053611109     4164     107800 SH       DEFINED                   0       0    107800
BERKSHIRE HATHAWAY INC DEL        CLASS A       084670108     1393         12 SH       DEFINED                   0       0        12
BROWN FORMAN INC CL B          COM              115637209     8709     116600 SH       DEFINED                   0       0    116600
CH ROBINSON WORLDWIDE INC      COM              12541W209    12580     159564 SH       DEFINED                   0       0    159564
CME GROUP INC                  COM              12572Q105      531       1820 SH       DEFINED                   0       0      1820
CENOVUS ENERGY INC             COM              15135U109    11697     310600 SH       DEFINED                   0       0    310600
DENTSPLY INTL INC              COM              249030107      373       9800 SH       DEFINED                   0       0      9800
ENERGIZER HOLDINGS INC         COM              29266R108     8860     122450 SH       DEFINED                   0       0    122450
EXPEDITORS INTL WASH INC       COM              302130109    12980     253558 SH       DEFINED                   0       0    253558
FASTENAL COMPANY               COM              311900104     9643     267934 SH       DEFINED                   0       0    267934
FIRST AMERICAN FINANCIAL       COM              31847R102     4966     317300 SH       DEFINED                   0       0    317300
FOREST LABS INC CL A           COM              345838106      583      14810 SH       DEFINED                   0       0     14810
GENTEX CORP                    COM              371901109    11693     386800 SH       DEFINED                   0       0    386800
GRACO INC                      COM              384109104    11350     224050 SH       DEFINED                   0       0    224050
INTUIT INC                     COM              461202103     1015      19580 SH       DEFINED                   0       0     19580
MASTERCARD INC- CLASS A        COM              57636Q104     1374       4560 SH       DEFINED                   0       0      4560
MCMORAN EXPLORATION CO         COM              582411104     2591     140200 SH       DEFINED                   0       0    140200
OCCIDENTAL PETROLEUM           COM              674599105      904       8690 SH       DEFINED                   0       0      8690
PFIZER INC                     COM              717081103      701      34030 SH       DEFINED                   0       0     34030
PRICELINE COM INC              COM              741503403      586       1145 SH       DEFINED                   0       0      1145
PROCTER & GAMBLE CO            COM              742718109     3070      48300 SH       DEFINED                   0       0     48300
QUALCOMM INC                   COM              747525103     1442      25392 SH       DEFINED                   0       0     25392
ROCKWELL COLLINS INC           COM              774341101    12516     202891 SH       DEFINED                   0       0    202891
ROGERS CORPORATION             COM              775133101     8854     191650 SH       DEFINED                   0       0    191650
ROLLINS INC                    COM              775711104     9235     453125 SH       DEFINED                   0       0    453125
SRS LABS INC                   COM              78464M106      272      28335 SH       DEFINED                   0       0     28335
SUNCOR ENERGY INC NEW          COM              867224107      612      15640 SH       DEFINED                   0       0     15640
TECHNE CORPORATION             COM              878377100    11696     140290 SH       DEFINED                   0       0    140290
VERISK ANALYTICS INC CL A      COM              92345Y106     8842     255415 SH       DEFINED                   0       0    255415
YAHOO! INC                     COM              984332106      361      23985 SH       DEFINED                   0       0     23985
NOBLE CORP                     COM              H5833N103      315       8000 SH       DEFINED                   0       0      8000